Prepaid Expenses and Other Current Assets (Details) - USD ($)	Jun. 11, 2022	Dec. 31, 2021	Sep. 30, 2021
Prepaid Expenses and Other Current Assets (Details) [Line Items]
Prepaid service fee		$ 665,221
Loan agreement, description	(2)On June 11, 2022, the Company signed a loan agreement with a third party, Yilong Branch of Guizhou Chenyu Construction Engineering Co., Ltd. (“Guizhou Chenyu”), with a credit limit of RMB7,000,000 (approximately $1,043,001), with the annual interest rate of 4.35%, and will be due in a year after the loan was received. According to the agreement, as of June 30, 2022, $864,201 was lent to Guizhou Chenyu, which will be due in June, 2023.(3)In September 2021, the Company prepaid $650,909 to acquire 61.5% equity interest of Haicheng Shenhe Technology Co., Ltd.
Prepaid			$ 650,909
Haicheng Shenhe Technology Co., Ltd. [Member]
Prepaid Expenses and Other Current Assets (Details) [Line Items]
Equity interest acquire, percentage			61.50%